Goodwill and Other Intangible Assets - Schedule of Intangible Assets and Goodwill (Detail) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Goodwill And Intangible Assets Disclosure [Abstract]
Acquisition of Atlas Bank
Goodwill	108,591,000	108,591,000	108,591,000	108,591,000
Acquisition of Atlas Bank	398,000
Amortization	(122,000)	(138,000)	(155,000)
Core Deposit Intangibles, Balance	$ 790,000	$ 514,000	$ 652,000	$ 807,000